Subsequent events (Details Narrative) - USD ($)	Apr. 24, 2026	Feb. 27, 2026	Feb. 25, 2026	Feb. 24, 2026	Nov. 26, 2025
Securities Purchase Agreements [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ordinary shares					100,000
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Shares issued			625,000	625,000
Aggregate purchase price			$ 3,750,000	$ 3,750,000
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants repurchase price		$ 125,000
Subsequent Event [Member] | Simple Agreement for Future Tokens [Member]
Subsequent Event [Line Items]
Agreement description	Under the SAFT, the Company has committed to purchase an aggregate of 16 million Tokens in two tranches: (i) 1 million Tokens for $250,000; and (ii) within three (3) months thereafter, 15 million Tokens for 500,000 ordinary shares for which EUDA has agreed to file a resale registration statement within 90 days thereafter. QB Limited is obligated to issue the first tranche of Tokens upon the Company providing a designated network address for the allocation of such Tokens.